Annual Fund Operating Expenses (Invesco Balanced-Risk Retirement 2030 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2030 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	1.39%
Fee Waiver and/or Expense Reimbursement	0.60% [1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.00% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees or Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.